Investment Objectives and Goals - VanEck China Semiconductor ETF	Jun. 22, 2026
Prospectus [Line Items]
Risk/Return [Heading]	China Semiconductor ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck China Semiconductor ETF (the "Fund") seeks to track as closely as possible, before fees and expenses, the price and yield performance of the MarketVector™ China Semiconductor 25 Index (the “Semiconductor 25 Index” or the “Index”).